Other income , net (Tables)	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Schedule of other income

	Year Ended December 31,
	2023	2024	2024
	S$	S$	US$

Government grants	2,802	26,000	19,031
Interest income	226	598	438
Miscellaneous income	33,046	102,164	74,780
Gains (loss) on foreign exchange	1,385	(26,720)	(19,559)
	37,459	102,042	74,690